Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2023
Costs of service and general and administrative costs [Abstract]
Costs of service and general and administrative costs

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Costs of services	6,157.0	5,708.1
General and administrative costs	758.1	508.5
	6,915.1	6,216.6
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Staff costs	4,141.5	3,930.7
Establishment costs	272.1	262.8
Media pass-through costs	1,022.8	1,016.7
Other costs of services and general and administrative costs[1]	1,478.7	1,006.4
	6,915.1	6,216.6
Note
[1]Other costs of services and general and administrative costs include £387.2 million (period ended 30 June 2022: £229.1 million) of other pass-through costs.
4. Costs of services and general and administrative costs (continued)
Staff costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Wages and salaries	2,944.0	2,718.5
Cash-based incentive plans	91.7	93.5
Share-based incentive plans	75.5	67.3
Severance	40.1	17.4
Other staff costs	990.2	1,034.0
	4,141.5	3,930.7
Other costs of services and general and administrative costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Amortisation and impairment of acquired intangible assets	36.6	31.5
Goodwill impairment	52.9	—
Investment and other impairment charges	11.0	—
Losses on disposals of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(60.4)
Restructuring and transformation costs	86.8	81.2
Property related costs	180.0	—
Litigation settlement	(10.0)	—